Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive income(loss)	Total
Balance at Sep. 30, 2021		$ 5,000	[1]	$ 119,301	$ 1,650,254		$ (48,655)	$ 1,725,900
Balance (in Shares) at Sep. 30, 2021	[1]	20,000,000
Net income (loss)					1,066,375			1,066,375
Foreign currency translation adjustment							(57,722)	(57,722)
Balance at Sep. 30, 2022		$ 5,000	[1]	119,301	2,716,629		(106,377)	2,734,553
Balance (in Shares) at Sep. 30, 2022	[1]	20,000,000
Net income (loss)					(652,728)			(652,728)
Contribution from shareholders				1,430,612				1,430,612
Statutory reserve					(11,348)	11,348
Foreign currency translation adjustment							(15,524)	(15,524)
Balance at Sep. 30, 2023		$ 5,000	[1]	1,549,913	2,052,553	11,348	(121,901)	$ 3,496,913
Balance (in Shares) at Sep. 30, 2023		20,000,000	[1]					20,000,000	[2]
Net income (loss)					(439,336)			$ (439,336)
Net Proceeds from the initial public offering		$ 375	[1]	4,041,683				4,042,058
Net Proceeds from the initial public offering (in Shares)	[1]	1,500,000
Foreign currency translation adjustment							(74,851)	(74,851)
Balance at Sep. 30, 2024		$ 5,375	[1]	$ 5,591,596	$ 1,613,217	$ 11,348	$ (196,752)	$ 7,024,784
Balance (in Shares) at Sep. 30, 2024		21,500,000	[1]					21,500,000	[2]

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).
[2]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023 and share split occurred on March 20, 2023 and IPO on December 17, 2023 (Note 16).